Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 53,964,759.72
Total Fee Amount	7,452.53
Total Offset Amount	0.00
Net Fee	$ 7,452.53
Offering Table N/A
Offset Table N/A	N/A